GOING CONCERN (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) installment $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) installment $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) installment $ / shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 25, 2025 $ / shares	May 06, 2025 $ / shares	Jul. 12, 2024 $ / shares
Class of Stock
Cash	$ 2,407,843	$ 2,213,219		$ 2,213,219		$ 2,407,843	$ 1,160,368
Working capital deficit				21,093,000		26,247,000
Net loss		$ 993,042	$ 9,864,141	11,376,489	$ 14,684,800	22,508,208	9,198,854
Negative cash flow from operating activities				$ 6,696,530	$ 2,771,499	$ 5,959,133	$ 4,621,692
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Debt default, amount		$ 673,000		$ 673,000
YA II PN, LTD (Yorkville) | Convertible promissory notes | Standby equity purchase agreement
Class of Stock
Minimum cash balance to be maintained - number of next installments of note | installment	3			3		3
Minimum cash balance to be maintained	$ 833,000	2,499,000		$ 2,499,000		$ 833,000
YA II PN, LTD (Yorkville) | Maximum | Convertible promissory notes | Standby equity purchase agreement
Class of Stock
Minimum cash balance to be maintained	$ 2,000,000	$ 2,000,000		$ 2,000,000		$ 2,000,000